Accounts payable, accrued expenses, and tenant security deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts payable, accrued expenses, and tenant security deposits
Accounts payable and accrued expenses	$ 86,419	$ 71,954
Accrued construction	37,016	33,466
Acquired above and below market leases	17,921	27,266
Deferred rent liability	30,493	27,905
Interest rate hedge liabilities	32,980	44,645
Prepaid rent and tenant security deposits	103,486	79,909
Conditional asset retirement obligations	10,215	10,323
Other liabilities	6,863	8,789
Total	$ 325,393	$ 304,257